Commitments and contingencies (Details Narrative) - USD ($)				12 Months Ended
	Aug. 04, 2024	Jan. 17, 2024	Dec. 22, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Legal liability				$ 1,366,000
Accrued interest				351,000
Judgments totaling		$ 255,000	$ 552,000
Consisting of principal amount		125,000	300,000
Accrued interest		$ 130,000	$ 252,000
Issued bonus					$ 294,000	$ 125,000
Mr Chan [Member]
Related Party Transaction [Line Items]
Management contract will be paid	$ 240,000
Issued bonus				$ 150,000